Trade Accounts Receivable, Net - Summary of Allowance for Doubtful Trade Accounts Receivable (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure Of Allowance For Doubtful Accounts [Abstract]
Allowance for doubtful accounts, beginning balance	$ (522)	R$ (1,722)	R$ (555)	R$ (1,385)
Allowance for doubtful accounts, Additions	(7,691)	(25,443)	(6,227)	(5,833)
Allowance for doubtful accounts, Write-offs	1,904	6,294	5,060	6,663
Allowance for doubtful accounts, ending balance	$ (6,309)	R$ (20,871)	R$ (1,722)	R$ (555)